Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 03, 2015
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Sep. 03, 2015
Document Effective Date	Sep. 03, 2015
Prospectus Date	Sep. 03, 2015
Direxion Daily Cyber Security Bull 2X Shares | Direxion Daily Cyber Security Bull 2X Shares
Prospectus:
Trading Symbol	HAKK
Direxion Daily Cyber Security Bear 2X Shares | Direxion Daily Cyber Security Bear 2X Shares
Prospectus:
Trading Symbol	HAKD
Direxion Daily Pharmaceutical & Medical Bull 2X Shares | Direxion Daily Pharmaceutical & Medical Bull 2X Shares
Prospectus:
Trading Symbol	PILL
Direxion Daily Pharmaceutical & Medical Bear 2X Shares | Direxion Daily Pharmaceutical & Medical Bear 2X Shares
Prospectus:
Trading Symbol	PILS